Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer Report

Collection Period Start	1-Sep-21	Distribution Date	15-Oct-21
Collection Period End	30-Sep-21	30/360 Days	30
Beg. of Interest Period	15-Sep-21	Actual/360 Days	30
End of Interest Period	15-Oct-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	386,453,100.51	340,565,546.06	0.2261355
Total Securities		1,506,024,096.62	386,453,100.51	340,565,546.06	0.2261355
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.353750%	233,550,000.00	0.00	0.00	0.0000000
Class A-3 Notes	2.270000%	456,000,000.00	24,429,003.89	0.00	0.0000000
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	84,541,449.44	0.7975608
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	24,429,003.89	46,211.53	53.5723770	0.1013411
Class A-4 Notes	21,458,550.56	202,283.33	202.4391562	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	45,887,554.45	248,494.86

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					5,510,968.29
Monthly Interest					2,972,812.68

Total Monthly Payments					8,483,780.97
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					351,137.64
Aggregate Sales Proceeds Advance					581,639.76

Total Advances					932,777.40
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					50,211,928.22
Excess Wear and Tear and Excess Mileage					41,713.37
Remaining Payoffs					0.00
Net Insurance Proceeds					526,309.94
Residual Value Surplus					887,174.65

Total Collections					61,083,684.55

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,065,821.70			46
Involuntary Repossession		86,771.00			5
Voluntary Repossession		21,903.00			2
Full Termination		1,637,794.38			65
Bankruptcty		—			—
Insurance Payoff			524,893.45		22
Customer Payoff				1,835,747.19	107
Grounding Dealer Payoff				44,907,854.20	2,462
Dealer Purchase				1,277,946.96	67

Total		2,812,290.08	524,893.45	48,021,548.35	2,776

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,397	480,549,983.33	7.00000%	386,453,100.51
Total Depreciation Received		(7,583,591.25)		(6,034,825.23)
Principal Amount of Gross Losses	(34)	(563,490.87)		(445,945.75)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(5)	(125,496.68)		(91,218.52)
Scheduled Terminations	(2,715)	(49,626,433.58)		(39,315,564.95)

Pool Balance - End of Period	21,643	422,650,970.95		340,565,546.06
Remaining Pool Balance
Lease Payment				31,919,576.29
Residual Value				308,645,969.77

Total				340,565,546.06

NISSAN AUTO LEASE TRUST 2019-B

Servicer Report

III. DISTRIBUTIONS

Total Collections	61,083,684.55
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	61,083,684.55
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	363,882.78
3. Reimbursement of Sales Proceeds Advance	983,782.76
4. Servicing Fee:
Servicing Fee Due	322,044.25
Servicing Fee Paid	322,044.25
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,669,709.79
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	46,211.53
Class A-3 Notes Monthly Interest Paid	46,211.53
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	248,494.86
Total Note and Certificate Monthly Interest Paid	248,494.86
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	59,165,479.90
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	45,887,554.45
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	45,887,554.45
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	13,277,925.45

NISSAN AUTO LEASE TRUST 2019-B

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			13,277,925.45
Gross Reserve Account Balance			20,808,045.93
Remaining Available Collections Released to Seller			13,277,925.45
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.95
Monthly Prepayment Speed			82%
Lifetime Prepayment Speed			67%

		$	units
Recoveries of Defaulted and Casualty Receivables		874,237.88
Securitization Value of Defaulted Receivables and Casualty Receivables		445,945.75	34
Aggregate Defaulted and Casualty Gain (Loss)		428,292.13
Pool Balance at Beginning of Collection Period		386,453,100.51
Net Loss Ratio
Current Collection Period		0.1108%
Preceding Collection Period		0.0926%
Second Preceding Collection Period		0.1012%
Third Preceding Collection Period		0.0821%
Cumulative Net Losses for all Periods		-0.1670%	(2,515,317.63)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.49%	1,892,162.25	141
61-90 Days Delinquent	0.14%	559,383.81	40
91-120 Days Delinquent	0.04%	156,421.34	12
More than 120 Days	0.00%	7,164.00	1

Total Delinquent Receivables:	0.67%	2,615,131.40	194

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.22%
Preceding Collection Period		0.18%	0.23%
Second Preceding Collection Period		0.16%	0.21%
Third Preceding Collection Period		0.16%	0.16%
60 Day Delinquent Receivables		890,253.63
Delinquency Percentage		0.23%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		2,703,616.08	111
Securitization Value		1,834,882.33	111

Aggregate Residual Value Surplus (Loss)		868,733.75

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		375,795,483.87	21,516
Cumulative Securitization Value		315,136,831.56	21,516

Cumulative Residual Value Surplus (Loss)		60,658,652.31

Book Amount of Extensions		50,352.22
Number of Extensions		2

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,109,350.66
Reimbursement of Outstanding Advance			983,782.76
Additional Advances for current period			581,639.76

Ending Balance of Residual Advance			707,207.66

Beginning Balance of Payment Advance			817,835.33
Reimbursement of Outstanding Payment Advance			363,882.78
Additional Payment Advances for current period			351,137.64

Ending Balance of Payment Advance			805,090.19

NISSAN AUTO LEASE TRUST 2019-B

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO